Other current assets (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other current assets
Other taxes receivable	€ 90,808	€ 75,736
Leases receivable	58,336	54,533
Income taxes receivable	56,468	52,138
Prepaid rent	52,251	54,448
Payments on account	51,282	84,004
Receivables for supplier rebates	48,222	47,592
Prepaid insurance	20,629	16,593
Deposit / Guarantee / Security	15,465	15,096
Derivatives	11,810	39,761
Available for sale financial assets	3,484	250,745
Insurance recoveries		208,709
Other	254,031	237,691
Other current assets	€ 662,786	€ 1,137,046